Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Argentina: 0.5%
1,481	(1)	MercadoLibre, Inc.	$1,750,083	0.5

		Australia: 1.0%
94,470	(1)	Allkem Ltd.	877,056	0.3
12,308		Cochlear Ltd.	1,859,455	0.5
210,442		South32 Ltd. - AUD	675,295	0.2
			3,411,806	1.0

		Belgium: 0.9%
17,634		Anheuser-Busch InBev SA/NV	1,064,415	0.3
10,788		D'ieteren Group	2,061,744	0.6
			3,126,159	0.9

		Brazil: 0.6%
128,451		Localiza Rent a Car SA (RENT3)	1,498,506	0.4
515	(1)	Localiza Rent a Car SA (RENT9)	6,007	0.0
147,460		Raia Drogasil SA	724,766	0.2
			2,229,279	0.6

		Canada: 6.2%
8,965	(1)	Brookfield Asset Management Ltd.	292,691	0.1
30,450		Cameco Corp.	852,019	0.2
36,899		Canadian Pacific Railway Ltd.	2,912,429	0.8
82,953		Cenovus Energy, Inc.	1,657,127	0.5
827		Constellation Software, Inc./Canada	1,461,115	0.4
295,000		Lundin Mining Corp.	2,232,648	0.6
35,259		Magna International, Inc.	2,289,033	0.7
60,800		Methanex Corp.	2,877,896	0.8
48,900		Open Text Corp.	1,640,229	0.5
50,117		Pembina Pipeline Corp.	1,778,230	0.5
1,828		Ritchie Bros Auctioneers, Inc.	110,541	0.0
23,895	(1)	Shopify, Inc.	1,177,307	0.3
40,895		Toronto-Dominion Bank	2,829,502	0.8
			22,110,767	6.2

		China: 7.7%
140,840	(1)	Alibaba Group Holding Ltd.	1,936,362	0.6
28,018	(1)	Baidu, Inc.	470,984	0.1
13,000		Byd Co., Ltd. - H Shares	411,678	0.1
47,600		China Tourism Group Duty Free Corp. Ltd. - A Shares	1,507,192	0.4
40,184		ENN Energy Holdings Ltd.	605,441	0.2
227,000		Geely Automobile Holdings Ltd.	368,262	0.1
68,950		JD.com, Inc. - Class A	2,047,358	0.6
62,728	(1)	KE Holdings, Inc. ADR	1,150,432	0.3
175,500		Li Ning Co. Ltd.	1,734,934	0.5
148,459	(1),(2)	Meituan Class B	3,318,931	0.9
481,000		Ping An Insurance Group Co. of China Ltd. - H Shares	3,736,265	1.1
21,958		Prosus NV	1,772,997	0.5
48,900		Proya Cosmetics Co. Ltd. - A Shares	1,196,681	0.3
125,615	(1)	Shanghai International Airport Co. Ltd. - A Shares	1,128,496	0.3
25,599		Tencent Holdings Ltd.	1,247,412	0.4
16,790	(1)	Trip.com Group Ltd.	617,628	0.2
2,102,000		Weichai Power Co. Ltd. - H Shares	3,174,205	0.9
11,525		Yum China Holdings, Inc.	710,055	0.2
			27,135,313	7.7

		Denmark: 0.5%
6,213	(1)	Ascendis Pharma A/S ADR	770,909	0.2
3,448		DSV A/S	570,403	0.2
1,284	(1)	Genmab A/S	503,195	0.1
			1,844,507	0.5

		Finland: 0.4%
307,435		Nokia OYJ - Finland	1,457,702	0.4

		France: 7.2%
73,566		AXA S.A.	2,295,178	0.6
44,181		Bureau Veritas SA	1,263,194	0.3
75,992		Cie Generale des Etablissements Michelin SCA	2,402,844	0.7
512		Hermes International	958,209	0.3
27,226		IPSOS	1,764,444	0.5
1,517		Kering SA	946,539	0.3
3,406		L'Oreal S.A.	1,406,372	0.4
3,512		LVMH Moet Hennessy Louis Vuitton SE	3,065,877	0.9
46,100		Publicis Groupe	3,251,864	0.9
8,836		Remy Cointreau SA	1,663,716	0.5
51,701	(1)	Renault S.A.	2,102,125	0.6
567		Schneider Electric SE	91,976	0.0
14,594	(1)	UbiSoft Entertainment	302,190	0.1
68,702	(1)	Vallourec SA	1,002,836	0.3
26,268		Vinci SA	2,967,998	0.8
			25,485,362	7.2

		Germany: 6.5%
5,003		Adidas AG	805,561	0.2
47,176	(1),(2)	Auto1 Group SE	382,193	0.1
133,340	(1)	Commerzbank AG	1,524,262	0.4
208,235		Deutsche Telekom AG	4,639,206	1.3
122,700	(1)	flatexDEGIRO AG	1,044,083	0.3
13,412		Hannover Rueck SE	2,723,544	0.8
34,880		Infineon Technologies AG	1,256,039	0.4
7,849		Muenchener Rueckversicherungs-Gesellschaft AG	2,835,107	0.8
11,589		Nemetschek SE	619,596	0.2
52,898		RWE AG	2,354,951	0.7
18,943		Siemens AG	2,958,984	0.8
40,728	(1),(2)	Zalando SE	1,899,343	0.5
			23,042,869	6.5

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Greece: 0.2%
37,200		Jumbo SA	$668,024	0.2

		Hong Kong: 2.0%
252,400		AIA Group Ltd.	2,854,050	0.8
13,000		Hong Kong Exchanges and Clearing Ltd.	584,709	0.2
281,133		Techtronic Industries Co., Ltd.	3,624,305	1.0
			7,063,064	2.0

		India: 1.2%
51,250		Axis Bank Ltd.	547,746	0.2
16,939		Housing Development Finance Corp.	545,308	0.2
53,579		Larsen & Toubro Ltd.	1,394,790	0.4
15,395	(1)	MakeMyTrip Ltd.	446,147	0.1
40,582		Reliance Industries Ltd.	1,170,686	0.3
			4,104,677	1.2

		Indonesia: 0.3%
2,039,500		Bank Central Asia Tbk PT	1,157,435	0.3

		Ireland: 1.2%
712,328	(1)	Greencore Group PLC	701,236	0.2
85,160		Smurfit Kappa PLC	3,575,388	1.0
			4,276,624	1.2

		Israel: 0.1%
2,278	(1)	CyberArk Software Ltd.	320,925	0.1

		Italy: 0.9%
10,246		Ferrari NV	2,560,302	0.7
30,292		FinecoBank Banca Fineco SpA	543,796	0.2
137,907	(1)	TREVI - Finanziaria Industriale SpA	58,471	0.0
			3,162,569	0.9

		Japan: 14.6%
48,400		Chiba Bank Ltd.	366,214	0.1
174,000		Daicel Corp.	1,283,823	0.4
63,500		Dai-ichi Life Holdings, Inc.	1,489,887	0.4
8,940		Daikin Industries Ltd.	1,552,831	0.4
19,100		Daito Trust Construction Co., Ltd.	1,887,436	0.5
18,300		Denso Corp.	988,304	0.3
81,900		Honda Motor Co., Ltd.	2,025,920	0.6
5,000		Hoya Corp.	549,860	0.1
42,800		Kao Corp.	1,730,055	0.5
63,800		KDDI Corp.	1,993,332	0.6
8,286		Keyence Corp.	3,814,617	1.1
221,400		Marubeni Corp.	2,716,265	0.8
284,500		Mitsubishi UFJ Financial Group, Inc.	2,083,929	0.6
22,300		Murata Manufacturing Co., Ltd.	1,274,233	0.4
17,000		Nidec Corp.	942,120	0.3
96,700		Olympus Corp.	1,817,924	0.5
4,900		Oriental Land Co., Ltd.	816,438	0.2
28,500		Pigeon Corp.	452,946	0.1
26,700		Recruit Holdings Co. Ltd.	858,679	0.2
76,700		Resona Holdings, Inc.	424,437	0.1
6,900		Shimano, Inc.	1,230,515	0.3
46,700		Shiseido Co., Ltd.	2,427,280	0.7
4,300		SMC Corp.	2,184,017	0.6
19,500		SoftBank Group Corp.	923,171	0.3
62,100		Sony Group Corp.	5,548,734	1.6
34,500		Subaru Corp.	566,892	0.2
9,100		Sugi Holdings Co., Ltd.	397,744	0.1
23,700		Suzuki Motor Corp.	888,565	0.2
37,887		Sysmex Corp.	2,515,132	0.7
100,800		T&D Holdings, Inc.	1,613,431	0.5
6,600		Tokyo Electron Ltd.	2,306,860	0.6
39,500		Unicharm Corp.	1,506,753	0.4
195,800		Z Holdings Corp.	569,723	0.2
			51,748,067	14.6

		Luxembourg: 0.5%
107,495		Tenaris S.A.	1,904,884	0.5

		Netherlands: 3.8%
1,054	(1),(2)	Adyen NV	1,593,544	0.5
20,564		Airbus SE	2,578,013	0.7
3,856		ASML Holding NV	2,551,302	0.7
13,611	(1)	EXOR NV	1,081,915	0.3
7,815		IMCD NV	1,238,922	0.3
79,100		Koninklijke Ahold Delhaize NV	2,360,886	0.7
2,745		Shell PLC	80,587	0.0
47,247		Shell PLC - EUR	1,385,663	0.4
5,516		Wolters Kluwer NV	601,368	0.2
			13,472,200	3.8

		New Zealand: 0.3%
17,982	(1)	Xero Ltd.	991,106	0.3

		Norway: 2.1%
138,399		DNB Bank ASA	2,588,001	0.7
159,365		SpareBank 1 SR-Bank ASA	1,847,725	0.5
69,276		Sparebanken Vest	654,312	0.2
22,475		Subsea 7 SA	280,085	0.1
46,747		Yara International ASA	2,077,031	0.6
			7,447,154	2.1

		Portugal: 0.5%
82,038		Jeronimo Martins SGPS SA	1,781,097	0.5

		Russia: –%
1,561,600	(1),(3)	Alrosa PJSC	–	–

		Singapore: 1.5%
235,238		United Overseas Bank Ltd.	5,347,110	1.5

		South Korea: 4.5%
30,487	(1)	Coupang, Inc.	514,925	0.1
9,800		Hyundai Mobis Co. Ltd.	1,638,630	0.5
36,921		Kia Corp.	2,011,528	0.6
18,800		LG Electronics, Inc.	1,540,465	0.4
220,300		LG Uplus Corp.	1,992,226	0.6
76,745		Samsung Electronics Co., Ltd. 005930	3,822,688	1.1
65,500		Shinhan Financial Group Co., Ltd.	2,214,843	0.6

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
30,300		SK Hynix, Inc.	$2,192,020	0.6
			15,927,325	4.5

		Spain: 0.9%
4,662	(1)	Iberdrola S.A.	54,693	0.0
267,519		Iberdrola S.A. - IBEE	3,138,459	0.9
			3,193,152	0.9

		Sweden: 3.2%
142,047		Atlas Copco AB - A Shares	1,685,539	0.5
55,001		Atlas Copco AB - B Shares	580,129	0.2
100,124	(1)	Duni AB	866,860	0.3
65,087		Epiroc AB-B	1,085,161	0.3
99,062		Investor AB-B SHS	1,924,972	0.5
51,413		Loomis AB	1,528,890	0.4
45,711		Nibe Industrier AB	493,874	0.1
133,600		SKF AB - B Shares	2,364,492	0.7
7,202	(1)	Spotify Technology SA	811,810	0.2
			11,341,727	3.2

		Switzerland: 5.3%
33,786		Alcon, Inc.	2,549,443	0.7
18,979		Cie Financiere Richemont SA	2,925,752	0.8
6,873		Lonza Group AG	3,920,645	1.1
10,898		Nestle SA	1,329,655	0.4
72,042		Novartis AG	6,513,251	1.9
268		Partners Group	251,464	0.1
3,565		Roche Holding AG-GENUSSCHEIN	1,112,887	0.3
			18,603,097	5.3

		Taiwan: 1.5%
165,331		Taiwan Semiconductor Manufacturing Co., Ltd.	2,917,562	0.8
25,423		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,357,475	0.7
			5,275,037	1.5

		Thailand: 0.8%
377,870		Kasikornbank PCL - Foreign	1,666,574	0.5
35,700		Kasikornbank PCL - NVDR	157,453	0.1
269,200		Tisco Financial Group PCL	837,578	0.2
			2,661,605	0.8

		United Kingdom: 16.8%
114,972		Allfunds Group Plc	914,594	0.3
165,500		Amcor PLC	1,995,930	0.6
64,679		Anglo American PLC	2,789,627	0.8
122,400		Antofagasta PLC	2,629,952	0.7
12,203		Ashtead Group PLC	803,796	0.2
23,619		AstraZeneca PLC	3,094,380	0.9
248,004	(2)	Auto Trader Group PLC	1,924,132	0.5
267,071		BAE Systems PLC	2,827,223	0.8
68,194		Bellway PLC	1,783,655	0.5
34,098		Burberry Group PLC	1,038,655	0.3
15,545		CNH Industrial NV	275,011	0.1
16,830		CRH PLC - London	785,614	0.2
29,095		Diageo PLC	1,272,209	0.4
33,091		Experian PLC	1,210,120	0.3
62,827	(1)	Farfetch Ltd. - Class A	428,480	0.1
9,281		Games Workshop Group PLC	1,076,530	0.3
76,315		Hargreaves Lansdown PLC	840,168	0.2
410,121		HSBC Holdings PLC	3,021,910	0.8
174,810		Inchcape PLC	1,970,932	0.6
17,738		Intertek Group PLC	953,364	0.3
13,471		Linde PLC (L6ND)	4,456,453	1.3
17,664		London Stock Exchange Group PLC	1,617,048	0.5
124,674		Mondi PLC	2,351,080	0.7
34,300		Next PLC	2,808,281	0.8
58,900	(1)	Nomad Foods Ltd.	1,047,831	0.3
161,535		Prudential PLC	2,683,911	0.8
218,926		Rightmove PLC	1,590,691	0.4
38,663		Rio Tinto PLC	3,027,357	0.8
1,257,383		Taylor Wimpey PLC	1,824,364	0.5
203,526	(1),(2)	Trainline PLC	712,102	0.2
78,286		Unilever PLC - ULVRL	3,984,682	1.1
56,290		Weir Group PLC	1,240,857	0.3
85,855	(1)	Wise PLC	575,538	0.2
			59,556,477	16.8

		United States: 2.3%
2,654	(1)	Illumina, Inc.	568,487	0.2
15,000	(1)	Jazz Pharmaceuticals PLC	2,349,900	0.7
900		Linde PLC	297,846	0.1
1,497	(1)	Mettler Toledo International, Inc.	2,294,781	0.6
36,366		Popular, Inc.	2,496,162	0.7
			8,007,176	2.3

	Total Common Stock
	(Cost $324,139,532)		339,604,379	96.0

EXCHANGE-TRADED FUNDS: 0.8%
61,078		iShares MSCI ACWI ex US ETF	3,027,026	0.8

	Total Exchange-Traded Funds
	(Cost $2,943,719)		3,027,026	0.8

PREFERRED STOCK: 1.2%
		Brazil: 0.4%
535,700		Banco Bradesco SA	1,484,802	0.4

		Germany: 0.8%
5,979		Sartorius AG	2,681,045	0.8

	Total Preferred Stock
	(Cost $3,859,113)		4,165,847	1.2

	Total Long-Term Investments
	(Cost $330,942,364)		346,797,252	98.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
3,307,936	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.070%
	(Cost $3,307,936)	$3,307,936	0.9

	Total Short-Term Investments
	(Cost $3,307,936)	3,307,936	0.9

	Total Investments in Securities (Cost $334,250,300)	$350,105,188	98.9
	Assets in Excess of Other Liabilities	3,808,605	1.1
	Net Assets	$353,913,793	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of January 31, 2023.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	19.8%
Financials	17.2
Industrials	14.0
Health Care	9.4
Information Technology	9.1
Materials	9.0
Consumer Staples	7.1
Communication Services	6.1
Energy	2.9
Utilities	1.7
Real Estate	0.9
Exchange-Traded Funds	0.8
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,750,083	$–	$–	$1,750,083
Australia	–	3,411,806	–	3,411,806
Belgium	–	3,126,159	–	3,126,159
Brazil	2,229,279	–	–	2,229,279
Canada	22,110,767	–	–	22,110,767
China	1,860,487	25,274,826	–	27,135,313
Denmark	770,909	1,073,598	–	1,844,507
Finland	–	1,457,702	–	1,457,702
France	–	25,485,362	–	25,485,362
Germany	–	23,042,869	–	23,042,869
Greece	–	668,024	–	668,024
Hong Kong	–	7,063,064	–	7,063,064
India	446,147	3,658,530	–	4,104,677
Indonesia	–	1,157,435	–	1,157,435
Ireland	701,236	3,575,388	–	4,276,624
Israel	320,925	–	–	320,925
Italy	58,471	3,104,098	–	3,162,569
Japan	–	51,748,067	–	51,748,067
Luxembourg	–	1,904,884	–	1,904,884
Netherlands	–	13,472,200	–	13,472,200
New Zealand	–	991,106	–	991,106
Norway	–	7,447,154	–	7,447,154
Portugal	–	1,781,097	–	1,781,097
Russia(1)	–	–	–	–
Singapore	–	5,347,110	–	5,347,110
South Korea	514,925	15,412,400	–	15,927,325
Spain	–	3,193,152	–	3,193,152
Sweden	811,810	10,529,917	–	11,341,727
Switzerland	–	18,603,097	–	18,603,097
Taiwan	2,357,475	2,917,562	–	5,275,037
Thailand	–	2,661,605	–	2,661,605
United Kingdom	4,184,343	55,372,134	–	59,556,477
United States	8,007,176	–	–	8,007,176
Total Common Stock	46,124,033	293,480,346	–	339,604,379
Exchange-Traded Funds	3,027,026	–	–	3,027,026
Preferred Stock	1,484,802	2,681,045	–	4,165,847
Short-Term Investments	3,307,936	–	–	3,307,936
Total Investments, at fair value	$53,943,797	$296,161,391	$–	$350,105,188

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.
(1)	Russian securities were fair valued at $0.

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $344,685,776.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$39,423,583
Gross Unrealized Depreciation	(33,806,267)

Net Unrealized Appreciation	$5,617,316